UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number: 811-06324

Exact name of registrant as specified in charter:
Delaware Group Global & International Funds

Address of principal executive offices:
2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:
David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code: (800) 523-1918

Date of fiscal year end: November 30

Date of reporting period: May 31, 2008

Item 1. Reports to Stockholders

Semiannual report

Delaware International Value Equity Fund

Delaware Emerging Markets Fund

Delaware Global Value Fund

May 31, 2008

International equity mutual funds

Table of contents

Disclosure of Fund expenses	1

Country and sector allocations	4

Statements of net assets	10

Statements of operations	28

Statements of changes in net assets	30

Financial highlights	36

Notes to financial statements	62

Other Fund information	78

About the organization	84

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor.

© 2008 Delaware Distributors, L.P.

Disclosure of Fund expenses
For the period December 1, 2007 to May 31, 2008

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. These following examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period December 1, 2007 to May 31, 2008.

Actual expenses

The first section of the tables shown, “Actual Fund Return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the tables shown, “Hypothetical 5% Return,” provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Funds’ expenses shown in the tables reflect fee waivers in effect. The expenses shown in each table assume reinvestment of all dividends and distributions.

“Expenses Paid During Period” are equal to the Funds’ annualized expense ratios, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Disclosure of Fund expenses

Delaware International Value Equity Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account	Account Value	Annualized	Paid During Period
	12/1/07	5/31/08	Expense Ratio	12/1/07 to 5/31/08
Actual Fund return
Class A	$1,000.00	$930.20	1.40%	$6.76
Class B	1,000.00	927.20	2.10%	10.12
Class C	1,000.00	926.50	2.10%	10.11
Class R	1,000.00	929.20	1.60%	7.72
Institutional Class	1,000.00	931.80	1.10%	5.31
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,018.00	1.40%	$7.06
Class B	1,000.00	1,014.50	2.10%	10.58
Class C	1,000.00	1,014.50	2.10%	10.58
Class R	1,000.00	1,017.00	1.60%	8.07
Institutional Class	1,000.00	1,019.50	1.10%	5.55

Delaware Emerging Markets Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account	Account Value	Annualized	Paid During Period
	12/1/07	5/31/08	Expense Ratio	12/1/07 to 5/31/08
Actual Fund return
Class A	$1,000.00	$1,017.10	1.79%	$9.03
Class B	1,000.00	1,013.50	2.54%	12.79
Class C	1,000.00	1,012.90	2.54%	12.78
Institutional Class	1,000.00	1,018.10	1.54%	7.77
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,016.05	1.79%	$9.02
Class B	1,000.00	1,012.30	2.54%	12.78
Class C	1,000.00	1,012.30	2.54%	12.78
Institutional Class	1,000.00	1,017.30	1.54%	7.77

Delaware Global Value Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account	Account Value	Annualized	Paid During Period
	12/1/07	5/31/08	Expense Ratio	12/1/07 to 5/31/08
Actual Fund return
Class A	$1,000.00	$939.60	1.45%	$7.03
Class B	1,000.00	936.20	2.20%	10.65
Class C	1,000.00	936.30	2.20%	10.65
Institutional Class	1,000.00	941.60	1.20%	5.82
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,017.75	1.45%	$7.31
Class B	1,000.00	1,014.00	2.20%	11.08
Class C	1,000.00	1,014.00	2.20%	11.08
Institutional Class	1,000.00	1,019.00	1.20%	6.06

Country and sector allocations
Delaware International Value Equity Fund	As of May 31, 2008

Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may also represent the investment manager’s internal sector classifications, which may result in the sector designations for one Fund being different than another Fund’s sector designations.

Country	Percentage of net assets
Common Stock	99.09%
Australia	4.38%
Belgium	1.66%
Canada	2.78%
Denmark	2.50%
Finland	2.25%
France	19.00%
Germany	6.20%
Hong Kong	1.63%
Ireland	2.04%
Japan	19.61%
Mexico	2.52%
Netherlands	4.91%
Republic of Korea	2.43%
Sweden	2.15%
Switzerland	2.11%
Taiwan	2.35%
United Kingdom	20.57%
Right	0.04%
Repurchase Agreements	1.64%
Securities Lending Collateral	20.77%
Total Value of Securities	121.54%
Obligation to Return Securities Lending Collateral	(20.77%)
Liabilities Net of Receivables and Other Assets	(0.77%)
Total Net Assets	100.00%

Sector	Percentage of net assets
Consumer Discretionary	19.45%
Consumer Staples	4.90%
Energy	6.82%
Financials	15.95%
Health Care	13.66%
Industrials	10.46%
Information Technology	11.67%
Materials	4.16%
Telecommunication Services	9.92%
Utilities	2.14%
Total	99.13%

Country and sector allocations
Delaware Emerging Markets Fund	As of May 31, 2008

Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may also represent the investment manager’s internal sector classifications, which may result in the sector designations for one Fund being different than another Fund’s sector designations.

Country	Percentage of net assets
Common Stock	91.80%
Argentina	2.08%
Australia	0.35%
Brazil	14.27%
China	8.80%
Colombia	0.40%
France	0.55%
Hungary	0.45%
India	1.38%
Indonesia	1.33%
Israel	1.16%
Kazakhstan	1.30%
Malaysia	2.80%
Mexico	5.39%
Pakistan	0.24%
Peru	0.73%
Philippines	0.41%
Poland	1.58%
Republic of Korea	15.72%
Russia	8.49%
South Africa	8.49%
Taiwan	8.15%
Thailand	2.45%
Turkey	3.03%
United Kingdom	1.45%
United States	0.80%
Preferred Stock	7.38%
Brazil	4.79%
Republic of Korea	1.95%
Russia	0.64%

Percentage of net assets
Participation Notes	0.69%
Exchange Traded Fund	0.20%
Securities Lending Collateral	9.55%
Total Value of Securities	109.62%
Obligation to Return Securities Lending Collateral	(9.55%)
Liabilities Net of Receivables and Other Assets	(0.07%)
Total Net Assets	100.00%

Sector	Percentage of net assets
Consumer Discretionary	5.69%
Consumer Staples	5.05%
Energy	24.77%
Financials	9.70%
Industrials	8.59%
Materials	8.97%
Technology	17.09%
Telecommunication Services	11.34%
Utilities	8.87%
Total	100.07%

Country and sector allocations
Delaware Global Value Fund	As of May 31, 2008

Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may also represent the investment manager’s internal sector classifications, which may result in the sector designations for one Fund being different than another Fund’s sector designations.

Country	Percentage of net assets
Common Stock	100.10%
Australia	1.65%
Belgium	1.21%
Canada	2.03%
Denmark	1.83%
Finland	1.64%
France	15.24%
Germany	5.39%
Ireland	1.82%
Japan	13.21%
Mexico	1.79%
Netherlands	3.59%
Republic of Korea	2.27%
Sweden	1.57%
Switzerland	1.54%
Taiwan	1.73%
United Kingdom	13.72%
United States	29.87%
Right	0.03%
Repurchase Agreements	0.30%
Securities Lending Collateral	21.50%
Total Value of Securities	121.93%
Obligation to Return Securities Lending Collateral	(21.50%)
Liabilities Net of Receivables and Other Assets	(0.43%)
Total Net Assets	100.00%

Sector	Percentage of net assets
Consumer Discretionary	16.32%
Consumer Staples	3.76%
Energy	8.26%
Financials	11.98%
Health Care	11.31%
Industrials	16.35%
Information Technology	14.17%
Materials	8.18%
Telecommunication Services	8.24%
Utilities	1.56%
Total	100.13%

Statements of net assets
Delaware International Value Equity Fund	May 31, 2008 (Unaudited)

	Number of shares	Value (U.S. $)
Common Stock – 99.09%Δ
Australia – 4.38%
Coca-Cola Amatil	1,882,780	$14,559,973
Telstra	2,729,976	12,395,524
†Telstra - New	2,623,575	11,912,408
		38,867,905
Belgium – 1.66%
*Dexia	625,335	14,735,588
		14,735,588
Canada – 2.78%
†CGI Group Class A	2,290,647	24,643,503
		24,643,503
Denmark – 2.50%
Novo Nordisk Class B	340,986	22,184,426
		22,184,426
Finland – 2.25%
Nokia	693,084	19,975,763
		19,975,763
France – 19.00%
*AXA	453,662	16,024,764
*Compagnie de Saint-Gobain	197,022	15,886,265
*Lafarge	107,145	19,373,450
*Lagardere	209,097	15,090,648
*Publicis Groupe	528,193	20,990,638
*Sanofi-Aventis	282,736	21,069,264
Teleperformance	249,986	10,583,904
*Total	323,017	28,180,774
*Vallourec	69,055	21,389,258
		168,588,965
Germany – 6.20%
*Bayerische Motoren Werke	316,960	18,689,614
*Linde	116,561	17,495,352
*Metro	254,807	18,781,927
		54,966,893
Hong Kong – 1.63%
*Techtronic Industries	15,183,000	14,493,907
		14,493,907
Ireland – 2.04%
*Anglo Irish Bank	1,399,993	18,056,458
		18,056,458

	Number of shares	Value (U.S. $)
Common Stock (continued)
Japan – 19.61%
Asahi Glass	1,236,900	$16,282,415
Canon	349,739	18,873,441
*Don Quijote	898,300	18,785,586
Fujitsu	2,280,900	18,473,912
Mitsubishi UFJ Financial Group	1,798,554	18,388,106
*NGK Spark Plug	1,129,000	14,048,260
Ono Pharmaceutical	362,500	20,937,269
Round One	9,450	11,561,556
*Terumo	392,300	19,533,153
Toyota Motor	334,905	17,056,529
		173,940,227
Mexico – 2.52%
*Telefonos de Mexico ADR	541,873	22,336,005
		22,336,005
Netherlands – 4.91%
ING Groep CVA	583,217	22,261,111
Koninklijke Philips Electronics	555,559	21,326,394
		43,587,505
Republic of Korea – 2.43%
Samsung Electronics	29,893	21,542,233
		21,542,233
Sweden – 2.15%
Nordea Bank FDR	1,176,143	19,102,136
		19,102,136
Switzerland – 2.11%
Novartis	356,614	18,732,243
		18,732,243
Taiwan – 2.35%
Chunghwa Telecom ADR	841,263	20,838,085
		20,838,085
United Kingdom – 20.57%
AstraZeneca	428,595	18,730,916
BP	2,687,191	32,367,451
Greggs	125,509	10,127,347
HBOS	1,078,450	8,546,069
Kesa Electricals	4,270,512	17,195,583
National Grid	1,287,855	19,033,217
Royal Bank of Scotland Group	1,120,165	5,070,778

Statements of net assets
Delaware International Value Equity Fund

	Number of shares	Value (U.S. $)
Common Stock (continued)
United Kingdom (continued)
Standard Chartered	508,583	$18,881,558
Tomkins	2,807,688	10,067,782
Travis Perkins	475,511	7,880,121
Vodafone Group	6,396,934	20,561,888
WPP Group	1,152,279	13,970,613
		182,433,323
Total Common Stock (cost $847,476,347)		879,025,165

Right – 0.04%
United Kingdom – 0.04%
Royal Bank of Scotland	684,545	383,113
Total Right (cost $0)		383,113

	Principal
	amount (U.S. $)
Repurchase Agreements** – 1.64%
BNP Paribas 2.18%, dated 5/30/08, to be repurchased
on 6/2/08, repurchase price $11,447,079
(collateralized by U.S. Government obligations,
ranging in par value $124,000-$10,752,000,
4.00%-5.00%, 6/15/09-8/15/11; with total market
value $11,693,853)	$11,445,000	11,445,000
UBS Warburg 2.18%, dated 5/30/08, to
be repurchased on 6/2/08, repurchase
price $3,047,554 (collateralized by U.S.
Government obligations, ranging in par value
$380,000-$1,741,000, 4.50%-4.875%,
12/31/08-6/30/12; with total market value
$3,111,885)	3,047,000	3,047,000
Total Repurchase Agreements (cost $14,492,000)		14,492,000
Total Value of Securities Before Securities Lending
Collateral – 100.77% (cost $861,968,347)		893,900,278

	Number of shares	Value (U.S. $)
Securities Lending Collateral*** – 20.77%
Investment Companies
Mellon GSL DBT II Collateral Fund	184,262,776	$184,262,776
Total Securities Lending Collateral
(cost $184,262,776)		184,262,776
Total Value of Securities – 121.54%
(cost $1,046,231,123)		1,078,163,054 ©
Obligation to Return Securities Lending
Collateral*** – (20.77%)		(184,262,776)
Liabilities Net of Receivables and
Other Assets – (0.77%)		(6,783,525)
Net Assets Applicable to 60,385,300
Shares Outstanding – 100.00%		$887,116,753

Net Asset Value – Delaware International Value Equity Fund
Class A ($394,258,821 / 26,816,192 Shares)		$14.70
Net Asset Value – Delaware International Value Equity Fund
Class B ($26,357,298 / 1,818,246 Shares)		$14.50
Net Asset Value – Delaware International Value Equity Fund
Class C ($115,798,517 / 8,000,781 Shares)		$14.47
Net Asset Value – Delaware International Value Equity Fund
Class R ($2,714,740 / 185,438 Shares)		$14.64
Net Asset Value – Delaware International Value Equity Fund
Institutional Class ($347,987,377 / 23,564,643 Shares)		$14.77

Components of Net Assets at May 31, 2008:
Shares of beneficial interest (unlimited authorization – no par)		$860,261,718
Undistributed net investment income		8,875,330
Accumulated net realized loss on investments		(13,940,492)
Net unrealized appreciation of investments and foreign currencies		31,920,197
Total net assets		$887,116,753

Statements of net assets
Delaware International Value Equity Fund

Δ	Securities have been classified by country of origin. Classification by type of business has been presented on page 5 in “Country and sector allocations.”

†	Non-income producing security for the period ended May 31, 2008.

*	Fully or partially on loan.

**	See Note 1 in “Notes to financial statements.”

***	See Note 9 in “Notes to financial statements.”

©	Includes $177,167,951 of securities loaned.

Summary of Abbreviations:
ADR — American Depositary Receipts
CVA — Dutch Certificate
FDR — Foreign Depositary Receipts

Net Asset Value and Offering Price Per Share –
Delaware International Value Equity Fund
Net asset value Class A (A)	$14.70
Sales charge (5.75% of offering price) (B)	0.90
Offering price	$15.60

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.

(B)	See the current prospectus for purchases of $50,000 or more.

See accompanying notes

Delaware Emerging Markets Fund	May 31, 2008 (Unaudited)

	Number of shares	Value (U.S. $)
Common Stock – 91.80%Δ
Argentina – 2.08%
*Cresud ADR	758,800	$11,025,364
†Grupo Clarin Class B GDR 144A	355,900	4,375,008
*†Grupo Financiero Galicia ADR	262,704	1,397,585
*IRSA Inversiones y Representaciones GDR	315,300	4,202,949
		21,000,906
Australia – 0.35%
*†Alara Uranium	202,332	21,275
=*†Strike Resources	1,409,630	3,476,461
		3,497,736
Brazil – 14.27%
AES Tiete	597,480	6,935,396
Centrais Eletricas Brasileiras	1,947,871	35,149,102
Energias do Brasil	1,095,700	21,267,291
*Gol-Linhas Aereas Inteligentes ADR	126,100	1,936,896
†Lupatech	22,400	875,618
Petroleo Brasileiro Class A ADR	848,200	51,265,208
*Petroleo Brasileiro ADR	123,200	8,685,600
*†Tam ADR	101,100	2,179,716
*†TPI-Tim Participacoes ADR	156,200	4,757,852
†Triunfo Participacoes e Investimentos	109,600	404,304
*Votorantim Celulose e Papel ADR	308,658	10,389,428
		143,846,411
China – 8.80%☐
*†51job ADR	119,200	2,344,664
=*China Netcom Group ADR	183,300	11,359,101
*China Petroleum & Chemical ADR	52,400	5,285,588
=*China Telecom	10,792,581	7,841,154
=China Unicom	6,788,979	16,076,000
*†China Water Affairs Group	1,666,711	597,985
CNPC Hong Kong	6,833,100	3,589,825
First Pacific	4,236,000	3,083,017
Fountain Set Holdings	3,908,800	711,219
Johnson Electric Holdings	21,600	10,822
PetroChina	4,278,000	6,150,427
PetroChina ADR	115,700	16,493,034
*Road King Infrastructure	261,700	288,386
Sinotrans	7,621,000	2,040,938

Statements of net assets
Delaware Emerging Markets Fund

	Number of shares	Value (U.S. $)
Common Stock (continued)
China (continued)
*†Spreadtrum Communications ADR	215,700	$2,027,580
Texwinca Holdings	4,774,000	3,853,848
*†Tom Group	48,200,000	3,088,081
Travelsky Technology	4,887,400	3,882,766
		88,724,435
Colombia – 0.40%
#Almacenes Exito GDR 144A	500,500	4,015,111
		4,015,111
France – 0.55%
*Vallourec	17,746	5,496,688
		5,496,688
Hungary – 0.45%
OTP Bank	100,502	4,542,866
		4,542,866
India – 1.38%
ICICI Bank ADR	72,000	2,716,560
†Indiabulls Real Estate GDR	102,822	1,155,718
#Reliance Industries GDR 144A	80,817	9,166,749
†Sify Technologies ADR	180,700	881,816
		13,920,843
Indonesia – 1.33%
Gudang Garam	7,482,224	5,943,804
=†Indika Energy	1,187,000	375,902
Tambang Batubara Bukit Asam	4,540,825	7,116,880
		13,436,586
Israel – 1.16%
Israel Chemicals	508,647	11,656,543
		11,656,543
Kazakhstan – 1.30%
†KazMunaiGas Exploration Production GDR	405,541	13,143,584
		13,143,584
Malaysia – 2.80%
Eastern & Oriental	3,251,700	1,605,778
Hong Leong Bank	4,051,583	7,940,603
KLCC Property Holdings	3,677,300	3,450,306
Media Prima	2,218,400	1,602,178

	Number of shares	Value (U.S. $)
Common Stock (continued)
Malaysia (continued)
Oriental Holdings	2,064,900	$3,760,157
Tanjong	951,490	4,757,450
UEM World	4,803,400	5,070,256
		28,186,728
Mexico – 5.39%
America Movil Series L ADR	76,000	4,542,520
*Cemex ADR	294,108	8,364,432
*Fomento Economico Mexicano ADR	196,100	9,226,505
*Grupo Mexico Series B	1,078,546	8,147,168
*Grupo Televisa ADR	916,100	24,001,819
		54,282,444
Pakistan – 0.24%
Oil & Gas Development GDR	127,418	2,368,382
		2,368,382
Peru – 0.73%
Compaigne de Minas Buenaventura ADR	112,500	7,402,500
		7,402,500
Philippines – 0.41%
*Philippine Long Distance Telephone ADR	68,300	4,124,637
		4,124,637
Poland – 1.58%
Polski Koncern Naftowy Orlen	508,409	9,401,305
Telekomunikacja Polska	694,169	6,565,404
		15,966,709
Republic of Korea – 15.72%
Cheil Industries	103,760	5,368,397
CJ	80,144	5,650,827
Daelim Industrial	18,186	2,184,274
GS Holdings	100,000	4,668,144
Hyundai Elevator	40,821	3,831,016
Kookmin Bank	149,755	9,306,475
*Kookmin Bank ADR	225,200	14,063,740
Korea Electric Power	220,420	7,149,075
Korea Electric Power ADR	755,300	12,205,648
KT	213,064	9,562,794
*†LG Display ADR	216,700	4,776,068
Lotte Confectionery	4,608	5,198,445
*POSCO ADR	51,100	6,982,815

Statements of net assets
Delaware Emerging Markets Fund

	Number of shares	Value (U.S. $)
Common Stock (continued)
Republic of Korea (continued)
Samsung C&T	58,447	$3,905,008
Samsung Electronics	46,700	33,654,108
SK	16,519	2,602,566
SK Communications	171,609	2,503,424
†SK Energy	63,751	7,935,969
SK Telecom	21,731	4,300,779
SK Telecom ADR	553,000	12,564,160
		158,413,732
Russia – 8.49%
*†Chelyabinsk Zink Plant GDR	144,400	1,428,116
=†Fifth Power Generation GDR	21,259	118,868
Gazprom ADR	531,312	32,091,245
LUKOIL ADR	102,720	11,494,368
*LUKOIL ADR (London International Exchange)	120,000	13,383,780
Mobile Telesystems ADR	100,700	8,821,320
*NovaTek GDR	57,983	5,415,612
Sberbank	1,116,030	4,040,029
Surgutneftegaz ADR	410,450	4,958,236
=†TGK-5 GDR	8,772	25,477
*†VTB Bank GDR	460,121	3,754,587
		85,531,638
South Africa – 8.49%
ArcelorMittal Steel South Africa	560,310	18,408,844
Barloworld	222,238	3,007,956
Gold Fields ADR	541,500	7,001,595
Impala Platinum Holdings	101,579	4,338,692
JD Group	728,737	2,871,181
Sasol	254,677	15,831,029
Sasol ADR	155,400	9,774,660
*Standard Bank Group	713,410	7,791,091
Sun International	308,833	3,612,201
Telkom	496,844	8,945,380
Tongaat Hulett	331,251	4,005,006
		85,587,635
Taiwan – 8.15%
Cathay Financial Holding	3,747,785	9,575,106
Evergreen Marine	15,768,000	13,869,102
Formosa Chemicals & Fibre	4,270,420	10,180,205

	Number of shares	Value (U.S. $)
Common Stock (continued)
Taiwan (continued)
MediaTek	571,750	$7,143,938
President Chain Store	2,831,884	10,708,317
Taiwan Semiconductor Manufacturing	3,957,296	8,535,919
*United Microelectronics	13,009,910	8,085,074
United Microelectronics ADR	898,800	3,118,836
Walsin Lihwa	24,255,000	10,926,216
		82,142,713
Thailand – 2.45%
Bangkok Bank-Foreign	1,394,076	5,791,669
Charoen Pokphand Foods-Foreign	5,832,800	750,303
PTT Exploration & Production-Foreign Class F	1,140,700	6,564,423
Siam Cement NVDR	1,858,343	11,552,096
		24,658,491
Turkey – 3.03%
Alarko Gayrimenkul Yatirim Ortakligi	50,800	837,775
Alarko Holding	1,918,508	4,942,665
Turk Sise ve Cam Fabrikalari	3,589,828	5,007,144
†Turk Telekomunikasyon	149,300	563,489
Turkcell Iletisim Hizmet	720,875	5,678,043
Turkcell Iletisim Hizmet ADR	177,200	3,439,452
Turkiye Is Bankasi Class C	1,252,559	5,179,601
Yazicilar Holding Class A	839,184	4,923,011
		30,571,180
United Kingdom – 1.45%
Anglo American	133,917	9,070,709
^Griffin Mining	3,080,087	4,713,764
†Mwana Africa	787,229	783,689
		14,568,162
United States – 0.80%
†HlS Systems International	189,900	1,139,400
Newmont Mining	145,800	6,929,874
		8,069,274
Total Common Stock (cost $759,820,825)		925,155,934

Statements of net assets
Delaware Emerging Markets Fund

	Number of shares	Value (U.S. $)
Preferred Stock – 7.38%Δ
Brazil – 4.79%
Banco do Estado do Rio Grande Class B	678,900	$5,025,488
Braskem Class A	541,994	4,385,270
Companhia Vale do Rio Doce Class A	1,124,386	37,481,837
Jereissati Participacoes	2,895,405	1,406,314
		48,298,909
Republic of Korea – 1.95%
Hyundai Motor	103,147	3,631,351
Samsung Electronics	31,362	16,043,255
		19,674,606
Russia – 0.64%
Transneft	4,173	6,384,690
		6,384,690
Total Preferred Stock (cost $40,101,696)		74,358,205

Participation Notes – 0.69%Δ
India – 0.69%
=#Lehman Indian Oil CW LEPO 144A	172,132	1,739,693
=#Lehman Oil & Natural Gas CW LEPO 144A	254,590	5,224,652
Total Participation Notes (cost $8,559,056)		6,964,345

Exchange Traded Fund – 0.20%Δ
United States – 0.20%
*UltraShort FTSE/Xinhua China 25 ProShares	30,300	2,052,825
Total Exchange Traded Fund (cost $2,712,468)		2,052,825

Total Value of Securities Before Securities Lending
Collateral – 100.07% (cost $811,194,045)		1,008,531,309

Securities Lending Collateral** – 9.55%
Investment Companies
Mellon GSL DBT II Collateral Fund	96,267,827	96,267,827
Total Securities Lending Collateral
(cost $96,267,827)		96,267,827

Total Value of Securities – 109.62%
(cost $907,461,872)	$1,104,799,136 ©
Obligation to Return Securities Lending
Collateral** – (9.55%)	(96,267,827)
Liabilities Net of Receivables and
Other Assets – (0.07%)	(731,275)
Net Assets Applicable to 58,671,265
Shares Outstanding – 100.00%	$1,007,800,034

Net Asset Value – Delaware Emerging Markets Fund
Class A ($632,463,951 / 36,500,273 Shares)	$17.33
Net Asset Value – Delaware Emerging Markets Fund
Class B ($39,795,601 / 2,374,881 Shares)	$16.76
Net Asset Value – Delaware Emerging Markets Fund
Class C ($227,925,512 / 13,628,782 Shares)	$16.72
Net Asset Value – Delaware Emerging Markets Fund
Institutional Class ($107,614,970 / 6,167,329 Shares)	$17.45

Components of Net Assets at May 31, 2008:
Shares of beneficial interest (unlimited authorization – no par)	$744,273,013
Distributions in excess of net investment income	(1,063,829)
Accumulated net realized gain on investments	67,136,795
Net unrealized appreciation of investments and foreign currencies	197,454,055
Total net assets	$1,007,800,034

Statements of net assets
Delaware Emerging Markets Fund

Δ	Securities have been classified by country of origin. Classification by type of business has been presented on page 7 in “County and sector allocations.”

*	Fully or partially on loan.

†	Non-income producing security for the period ended May 31, 2008.

=

Security is being fair valued in accordance with the Fund’s fair valuation policy. At May 31, 2008, the aggregate amount of fair valued securities was $46,237,308, which represented 4.59% of the Fund’s net assets. See Note 1 in “Notes to financial statements.”

☐	Securities listed and traded on the Hong Kong Stock Exchange. These securities have significant business operations in China.

#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At May 31, 2008, the aggregate amount of Rule 144A securities was $20,146,205, which represented 2.00% of the Fund’s net assets. See Note 10 in “Notes to financial statements.”

^	Securities listed and traded on the London Stock Exchange. These securities have significant business operations in India and Bermuda.

**	See Note 9 in “Notes to financial statements.”

©	Includes $111,734,419 of securities loaned.

Summary of Abbreviations:
ADR — American Depositary Receipts
GDR — Global Depositary Receipts
NVDR — Non-Voting Depositary Receipts

Net Asset Value and Offering Price Per Share –
Delaware Emerging Markets Fund
Net asset value Class A (A)	$17.33
Sales charge (5.75% of offering price) (B)	1.06
Offering Price	$18.39

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.

(B)	See the current prospectus for purchases of $50,000 or more.

See accompanying notes

Delaware Global Value Fund	May 31, 2008 (Unaudited)

	Number of shares	Value (U.S. $)
Common Stock – 100.10%Δ
Australia – 1.65%
Telstra	169,165	$768,098
†Telstra - New	162,549	738,058
		1,506,156
Belgium – 1.21%
*Dexia	46,992	1,107,334
		1,107,334
Canada – 2.03%
†CGI Group Class A	172,008	1,850,516
		1,850,516
Denmark – 1.83%
Novo Nordisk Class B	25,618	1,666,698
		1,666,698
Finland – 1.64%
Nokia	52,069	1,500,710
		1,500,710
France – 15.24%
*AXA	34,085	1,203,989
*Compaigne de Saint-Gobain	14,811	1,194,240
*Lafarge	10,787	1,950,454
Lagardere	15,724	1,134,810
*Publicis Groupe	39,677	1,576,783
*Sanofi-Aventis	21,236	1,582,490
Teleperformance	19,008	804,760
*Total	26,008	2,269,000
Vallourec	7,097	2,198,242
		13,914,768
Germany – 5.39%
*Bayerische Motoren Werke	25,466	1,501,608
Linde	13,423	2,014,740
*Metro	19,064	1,405,215
		4,921,563
Ireland – 1.82%
*Anglo Irish Bank	38,470	490,657
*Anglo Irish Bank (London)	89,351	1,167,403
		1,658,060
Japan – 13.21%
*Asahi Glass	92,500	1,217,660
Canon	25,700	1,386,884
*Don Quijote	67,400	1,409,494

Statements of net assets
Delaware Global Value Fund

	Number of shares	Value (U.S. $)
Common Stock (continued)
Japan (continued)
Fujitsu	177,000	$1,433,593
Mitsubishi UFJ Financial Group	183,779	1,878,924
*NGK Spark Plug	79,000	983,005
Ono Pharmaceutical	27,700	1,599,896
Round One	714	873,540
Toyota Motor	25,094	1,278,024
		12,061,020
Mexico – 1.79%
*Telefonos de Mexico ADR	39,683	1,635,733
		1,635,733
Netherlands – 3.59%
ING Groep CVA	43,821	1,672,627
Koninklijke Philips Electronics	41,739	1,602,246
		3,274,873
Republic of Korea – 2.27%
Samsung Electronics	2,876	2,072,574
		2,072,574
Sweden – 1.57%
Nordea Bank FDR	88,450	1,436,284
		1,436,284
Switzerland – 1.54%
Novartis	26,788	1,407,122
		1,407,122
Taiwan – 1.73%
Chunghwa Telecom ADR	63,578	1,574,827
		1,574,827
United Kingdom – 13.72%
AstraZeneca	32,201	1,407,282
BP	201,892	2,431,807
Greggs	9,418	759,940
HBOS	81,038	642,178
Kesa Electricals	273,253	1,100,277
National Grid	96,762	1,430,046
Royal Bank of Scotland Group	84,172	381,031
Tomkins	276,248	990,568
Travis Perkins	35,732	592,147
Vodafone Group	480,637	1,544,928
WPP Group	102,552	1,243,374
		12,523,578

	Number of shares	Value (U.S. $)
Common Stock (continued)
United States – 29.87%
Abercrombie & Fitch Class A	12,000	$871,200
American International Group	25,700	925,200
Archer-Daniels-Midland	31,800	1,262,460
Ball	31,800	1,726,740
†Benchmark Electronics	79,400	1,410,938
BJ Services	61,400	1,854,280
Black & Decker	21,900	1,416,930
Caterpillar	25,700	2,123,849
CenturyTel	35,700	1,264,137
Chevron	10,000	991,500
†Convergys	57,500	927,475
Cooper Industries Class A	35,700	1,664,691
DRS Technologies	23,900	1,882,842
FedEx	15,900	1,458,189
Imation	43,600	1,140,576
*Mylan	138,800	1,852,980
Nucor	23,700	1,772,760
Pfizer	41,700	807,312
*Royal Caribbean Cruises	23,700	704,364
Xerox	89,100	1,209,978
		27,268,401
Total Common Stock (cost $92,577,771)		91,380,217

Right – 0.03%
United Kingdom – 0.03%
Royal Bank of Scotland Group	51,438	28,788
Total Right (cost $0)		28,788

	Principal
	amount (U.S. $)
Repurchase Agreements** – 0.30%
BNP Paribas 2.18%, dated 5/30/08, to be repurchased
on 6/2/08, repurchase price $218,040 (collateralized
by U.S. Government obligations, ranging in par value
$2,000-$205,000, 4.00%-5.00%, 6/15/09-8/15/11;
with total market value $222,709)	$218,000	218,000

Statements of net assets
Delaware Global Value Fund

	Principal
	amount (U.S. $)	Value (U.S. $)
Repurchase Agreements** (continued)
UBS Warburg 2.18%, dated 5/30/08, to be repurchased
on 6/2/08, repurchase price $58,011 (collateralized
by U.S. Government obligations, ranging in par value
$7,000-$33,000, 4.50%-4.875%, 12/31/08-6/30/12;
with total market value $59,266)	$58,000	$58,000
Total Repurchase Agreements (cost $276,000)		276,000
Total Value of Securities Before Securities Lending
Collateral – 100.43% (cost $92,853,771)		91,685,005

	Number of shares
Securities Lending Collateral*** – 21.50%
Investment Companies
Mellon GSL DBT II Collateral Fund	19,630,396	19,630,396
Total Securities Lending Collateral (cost $19,630,396)		19,630,396

Total Value of Securities – 121.93%
(cost $112,484,167)		111,315,401 ©
Obligation to Return Securities
Lending Collateral*** – (21.50%)		(19,630,396)
Liabilities Net of Receivables and
Other Assets – (0.43%)		(389,264)
Net Assets Applicable to 8,756,073
Shares Outstanding – 100.00%		$91,295,741

Net Asset Value – Delaware Global Value Fund
Class A ($50,606,917 / 4,825,264 Shares)		$10.49
Net Asset Value – Delaware Global Value Fund
Class B ($9,355,621 / 905,390 Shares)		$10.33
Net Asset Value – Delaware Global Value Fund
Class C ($29,367,433 / 2,838,666 Shares)		$10.35
Net Asset Value – Delaware Global Value Fund
Institutional Class ($1,965,770 / 186,753 Shares)		$10.53

Components of Net Assets at May 31, 2008:
Shares of beneficial interest (unlimited authorization – no par)	$96,390,229
Undistributed net investment income	534,657
Accumulated net realized loss on investments	(4,459,536)
Net unrealized depreciation of investments and foreign currencies	(1,169,609)
Total net assets	$91,295,741

Δ	Securities have been classified by country of origin. Classification by type of business has been presented on page 9 in “Country and sector allocations.”

†	Non-income producing security for the period ended May 31, 2008.

*	Fully or partially on loan.

**	See Note 1 in “Notes to financial statements.”

***	See Note 9 in “Notes to financial statements.”

©	Includes $18,677,889 of securities loaned.

Summary of Abbreviations:
ADR — American Depositary Receipts
CVA — Dutch Certificate
FDR — Foreign Depositary Receipts

Net Asset Value and Offering Price Per Share –
Delaware Global Value Fund
Net asset value Class A (A)	$10.49
Sales charge (5.75% of offering price) (B)	0.64
Offering price	$11.13

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.

(B)	See the current prospectus for purchases of $50,000 or more.

See accompanying notes

Statements of operations
Delaware International Funds	Six Months Ended May 31, 2008 (Unaudited)

	Delaware	Delaware	Delaware
	International	Emerging	Global
	Value Equity	Markets	Value
	Fund	Fund	Fund
Investment Income:
Dividends	$16,845,014	$12,350,183	$1,524,560
Interest	256,274	14,590	23,609
Securities lending income	753,154	398,694	69,800
Foreign tax withheld	(1,491,874)	(761,923)	(112,535)
	16,362,568	12,001,544	1,505,434

Expenses:
Management fees	3,859,116	5,959,016	416,848
Distribution expenses – Class A	617,918	920,238	82,591
Distribution expenses – Class B	143,051	201,091	47,449
Distribution expenses – Class C	620,703	1,105,610	159,600
Distribution expenses – Class R	8,293	—	—
Dividend disbursing and transfer agent
fees and expenses	722,927	870,827	139,465
Accounting and administration expenses	186,754	194,519	19,616
Custodian fees	172,034	187,296	31,814
Reports and statements to shareholders	81,049	78,992	6,524
Legal fees	69,361	65,699	8,165
Registration fees	47,608	43,171	31,555
Audit and tax	36,057	36,787	7,929
Taxes (other than taxes on income)	30,959	17,045	—
Trustees’ fees	27,708	28,452	2,944
Insurance fees	9,301	9,734	637
Consulting fees	8,605	9,547	447
Pricing fees	3,755	6,795	3,546
Dues and services	3,619	2,392	768
Trustees’ expenses	2,191	1,814	193
	6,651,009	9,739,025	960,091
Less expenses absorbed or waived	(78,416)	—	(78,667)
Less waived distribution expenses – Class A	—	(153,373)	(13,765)
Less waived distribution expenses – Class R	(1,382)	—	—
Less expense paid indirectly	(3,940)	(17,185)	—
Total operating expenses	6,567,271	9,568,467	867,659
Net Investment Income	9,795,297	2,433,077	637,775

	Delaware	Delaware	Delaware
	International	Emerging	Global
	Value Equity	Markets	Value
	Fund	Fund	Fund
Net Realized and Unrealized Gain (Loss)
on Investments and Foreign Currencies:
Net realized gain (loss) on:
Investments	$(11,654,913)	$68,464,767	$(4,410,969)
Foreign currencies	(810,485)	(385,294)	(90,178)
Net realized gain (loss)	(12,465,398)	68,079,473	(4,501,147)
Net change in unrealized appreciation/
depreciation of investments
and foreign currencies	(72,379,195)	(58,697,127)	(3,877,999)
Net Realized and Unrealized Gain (Loss)
on Investments and Foreign Currencies	(84,844,593)	9,382,346	(8,379,146)

Net Increase (Decrease) in Net Assets
Resulting from Operations	$(75,049,296)	$11,815,423	$(7,741,371)

See accompanying notes

Statements of changes in net assets
Delaware International Value Equity Fund

	Six Months	Year
	Ended	Ended
	5/31/08	11/30/07
	(Unaudited)
Increase (Decrease) in Net Assets from Operations:
Net investment income	$9,795,297	$13,133,648
Net realized gain (loss) on investments
and foreign currencies	(12,465,398)	45,474,942
Net change in unrealized appreciation/depreciation
of investments and foreign currencies	(72,379,195)	53,076,401
Net increase (decrease) in net assets resulting
from operations	(75,049,296)	111,684,991

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(5,733,859)	(5,103,903)
Class B	(186,281)	(149,145)
Class C	(799,282)	(555,490)
Class R	(31,370)	(40,730)
Institutional Class	(6,021,409)	(4,921,442)

Net realized gain on investments:
Class A	(20,209,040)	(23,319,560)
Class B	(1,455,826)	(1,943,772)
Class C	(6,246,566)	(7,239,582)
Class R	(131,133)	(228,030)
Institutional Class	(17,044,855)	(17,545,051)
	(57,859,621)	(61,046,705)

Capital Share Transactions:
Proceeds from shares sold:
Class A	35,973,259	98,316,948
Class B	323,514	3,398,913
Class C	5,202,854	20,677,266
Class R	638,955	1,836,653
Institutional Class	55,959,802	109,126,111

	Six Months	Year
	Ended	Ended
	5/31/08	11/30/07
	(Unaudited)
Capital Share Transactions (continued):
Net asset value of shares issued upon reinvestment
of dividends and distributions:
Class A	$24,490,164	$26,910,819
Class B	1,553,479	1,981,350
Class C	6,784,142	7,548,657
Class R	162,503	267,756
Institutional Class	23,006,593	22,416,670
	154,095,265	292,481,143
Cost of shares repurchased:
Class A	(79,113,342)	(148,665,478)
Class B	(5,766,972)	(12,561,813)
Class C	(22,406,689)	(35,375,604)
Class R	(773,665)	(3,849,570)
Institutional Class	(79,257,517)	(106,274,894)
	(187,318,185)	(306,727,359)
Decrease in net assets derived from
capital share transactions	(33,222,920)	(14,246,216)
Net Increase (Decrease) in Net Assets	(166,131,837)	36,392,070

Net Assets:
Beginning of period	1,053,248,590	1,016,856,520
End of period	$887,116,753	$1,053,248,590

Undistributed net investment income	$8,875,330	$12,714,199

See accompanying notes

Statements of changes in net assets
Delaware Emerging Markets Fund

	Six Months	Year
	Ended	Ended
	5/31/08	11/30/07
	(Unaudited)
Increase (Decrease) in Net Assets from Operations:
Net investment income	$2,433,077	$7,218,234
Net realized gain on investments and foreign currencies	68,079,473	256,086,972
Net change in unrealized appreciation/depreciation
of investments and foreign currencies	(58,697,127)	76,796,009
Net increase in net assets resulting from operations	11,815,423	340,101,215

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(6,928,794)	(12,778,230)
Class B	(186,103)	(685,797)
Class C	(1,007,368)	(3,334,594)
Institutional Class	(1,311,904)	(2,528,275)

Net realized gain on investments:
Class A	(162,293,675)	(129,443,721)
Class B	(10,968,084)	(9,486,556)
Class C	(59,369,696)	(46,127,095)
Institutional Class	(25,408,291)	(23,458,492)
	(267,473,915)	(227,842,760)

Capital Share Transactions:
Proceeds from shares sold:
Class A	84,938,993	151,753,478
Class B	1,138,996	3,658,695
Class C	19,940,730	37,435,719
Institutional Class	14,708,878	49,423,224

	Six Months	Year
	Ended	Ended
	5/31/08	11/30/07
	(Unaudited)
Capital Share Transactions (continued):
Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	$150,625,551	$124,618,298
Class B	10,122,855	9,163,578
Class C	55,804,659	44,943,351
Institutional Class	25,764,773	23,080,588
	363,045,435	444,076,931
Cost of shares repurchased:
Class A	(114,822,168)	(206,267,292)
Class B	(6,502,203)	(9,856,414)
Class C	(27,427,630)	(53,401,076)
Institutional Class	(18,281,389)	(86,875,728)
	(167,033,390)	(356,400,510)
Increase in net assets derived from capital share transactions	196,012,045	87,676,421
Net Increase (Decrease) in Net Assets	(59,646,447)	199,934,876

Net Assets:
Beginning of period	1,067,446,481	867,511,605
End of period	$1,007,800,034	$1,067,446,481

Undistributed (distributions in excess of) net investment income	$(1,063,829)	$5,834,954

See accompanying notes

Statements of changes in net assets
Delaware Global Value Fund

	Six Months	Year
	Ended	Ended
	5/31/08	11/30/07
	(Unaudited)
Increase (Decrease) in Net Assets from Operations:
Net investment income	$637,775	$1,037,551
Net realized gain (loss) on investments and foreign currencies	(4,501,147)	5,350,451
Net change in unrealized appreciation/depreciation of investments and foreign currencies	(3,877,999)	(1,827,620)
Net increase (decrease) in net assets resulting from operations	(7,741,371)	4,560,382

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(768,522)	(193,758)
Class B	(45,880)	—
Class C	(163,328)	—
Institutional Class	(34,770)	(40,243)

Net realized gain on investments:
Class A	(3,007,262)	(6,317,684)
Class B	(495,500)	(1,254,470)
Class C	(1,763,938)	(3,073,525)
Institutional Class	(111,761)	(892,825)
	(6,390,961)	(11,772,505)

Capital Share Transactions:
Proceeds from shares sold:
Class A	6,975,215	53,951,952
Class B	691,755	5,676,981
Class C	2,595,138	32,018,658
Institutional Class	484,241	3,309,568

	Six Months	Year
	Ended	Ended
	5/31/08	11/30/07
	(Unaudited)
Capital Share Transactions (continued):
Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	$3,353,134	$5,708,852
Class B	465,056	1,047,071
Class C	1,771,570	2,822,629
Institutional Class	133,664	577,097
	16,469,773	105,112,808
Cost of shares repurchased:
Class A	(17,699,168)	(26,419,804)
Class B	(1,435,264)	(2,465,987)
Class C	(9,929,659)	(10,735,392)
Institutional Class	(755,203)	(6,109,535)
	(29,819,294)	(45,730,718)
Increase (decrease) in net assets derived from capital share transactions	(13,349,521)	59,382,090
Net Increase (Decrease) in Net Assets	(27,481,853)	52,169,967

Net Assets:
Beginning of period	118,777,594	66,607,627
End of period	$91,295,741	$118,777,594

Undistributed net investment income	$534,657	$1,003,690

See accompanying notes

Financial highlights
Delaware International Value Equity Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss) on investments and foreign currencies
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to expense limitation and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to expense limitation and expense paid indirectly
Portfolio turnover

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] The average shares outstanding method has been applied for per share information.

[3] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

See accompanying notes

Six Months Ended	Year Ended
5/31/08[1]	11/30/07	11/30/06	11/30/05	11/30/04	11/30/03
(Unaudited)
$16.750	$16.010	$18.130	$16.340	$13.350	$11.020

0.153	0.205	0.339	0.388	0.261	0.184
(1.280)	1.504	3.220	1.610	2.891	2.626
(1.127)	1.709	3.559	1.998	3.152	2.810

(0.204)	(0.174)	(0.412)	(0.063)	(0.162)	(0.091)
(0.719)	(0.795)	(5.267)	(0.145)	—	(0.389)
(0.923)	(0.969)	(5.679)	(0.208)	(0.162)	(0.480)

$14.700	$16.750	$16.010	$18.130	$16.340	$13.350

(6.98% )	11.24%	23.57%	12.35%	23.83%	26.87%

$394,259	$472,533	$472,803	$468,217	$308,751	$195,950
1.40%	1.40%	1.41%	1.48%	1.70%	2.04%

1.42%	1.40%	1.43%	1.48%	1.70%	2.04%
2.10%	1.25%	2.05%	2.24%	1.78%	1.60%

2.08%	1.25%	2.03%	2.24%	1.78%	1.60%
24%	26%	127%	14%	7%	14%

Financial highlights
Delaware International Value Equity Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss) on investments and foreign currencies
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to expense limitation and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to expense limitation and expense paid indirectly
Portfolio turnover

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] The average shares outstanding method has been applied for per share information.

[3] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

See accompanying notes

Six Months Ended	Year Ended
5/31/08[1]	11/30/07	11/30/06	11/30/05	11/30/04	11/30/03
(Unaudited)
$16.470	$15.750	$17.910	$16.200	$13.250	$10.930

0.102	0.092	0.226	0.269	0.160	0.106
(1.261)	1.484	3.173	1.586	2.873	2.613
(1.159)	1.576	3.399	1.855	3.033	2.719

(0.092)	(0.061)	(0.292)	—	(0.083)	(0.010)
(0.719)	(0.795)	(5.267)	(0.145)	—	(0.389)
(0.811)	(0.856)	(5.559)	(0.145)	(0.083)	(0.399)

$14.500	$16.470	$15.750	$17.910	$16.200	$13.250

(7.28% )	10.48%	22.70%	11.53%	23.00%	25.99%

$26,357	$34,520	$39,834	$38,284	$38,962	$31,904
2.10%	2.10%	2.11%	2.18%	2.40%	2.74%

2.12%	2.10%	2.13%	2.18%	2.40%	2.74%
1.40%	0.55%	1.35%	1.54%	1.08%	0.90%

1.38%	0.55%	1.33%	1.54%	1.08%	0.90%
24%	26%	127%	14%	7%	14%

Financial highlights
Delaware International Value Equity Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss) on investments and foreign currencies
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to expense limitation and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to expense limitation and expense paid indirectly
Portfolio turnover

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] The average shares outstanding method has been applied for per share information.

[3] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

See accompanying notes

Six Months Ended	Year Ended
5/31/08[1]	11/30/07	11/30/06	11/30/05	11/30/04	11/30/03
(Unaudited)
$16.450	$15.730	$17.890	$16.180	$13.240	$10.910

0.102	0.092	0.226	0.269	0.160	0.104
(1.271)	1.484	3.173	1.586	2.863	2.625
(1.169)	1.576	3.399	1.855	3.023	2.729

(0.092)	(0.061)	(0.292)	—	(0.083)	(0.010)
(0.719)	(0.795)	(5.267)	(0.145)	—	(0.389)
(0.811)	(0.856)	(5.559)	(0.145)	(0.083)	(0.399)

$14.470	$16.450	$15.730	$17.890	$16.180	$13.240

(7.35% )	10.50%	22.73%	11.55%	22.94%	26.13%

$115,799	$144,106	$144,298	$124,931	$70,169	$34,852
2.10%	2.10%	2.11%	2.18%	2.40%	2.74%

2.12%	2.10%	2.13%	2.18%	2.40%	2.74%
1.40%	0.55%	1.35%	1.54%	1.08%	0.90%

1.38%	0.55%	1.33%	1.54%	1.08%	0.90%
24%	26%	127%	14%	7%	14%

Financial highlights
Delaware International Value Equity Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[3]
Net realized and unrealized gain (loss) on investments and foreign currencies
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to expense limitation and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to expense limitation and expense paid indirectly
Portfolio turnover

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] Date of commencement of operations; ratios have been annualized and total return has not been annualized.
[3] The average shares outstanding method has been applied for per share information.

See accompanying notes

					6/2/03[2]
Six Months Ended	Year Ended				to
5/31/08[1]	11/30/07	11/30/06	11/30/05	11/30/04	11/30/03
(Unaudited)
$16.670	$15.930	$18.050	$16.270	$13.350	$11.480

0.138	0.173	0.308	0.343	0.217	0.020
(1.277)	1.504	3.207	1.600	2.879	1.850
(1.139)	1.677	3.515	1.943	3.096	1.870

(0.172)	(0.142)	(0.368)	(0.018)	(0.176)	—
(0.719)	(0.795)	(5.267)	(0.145)	—	—
(0.891)	(0.937)	(5.635)	(0.163)	(0.176)	—

$14.640	$16.670	$15.930	$18.050	$16.270	$13.350

(7.08% )	11.07%	23.33%	12.04%	23.43%	16.29%

$2,715	$3,076	$4,575	$3,097	$1,547	$346
1.60%	1.60%	1.61%	1.74%	2.00%	2.47%

1.72%	1.70%	1.73%	1.78%	2.00%	2.47%
1.90%	1.05%	1.85%	1.98%	1.48%	0.33%

1.78%	0.95%	1.73%	1.94%	1.48%	0.33%
24%	26%	127%	14%	7%	14%	[5]

[4] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers by the manager and distributor, as applicable. Performance would have been lower had the waivers not been in effect.
[5] Portfolio turnover is representative of the Fund for the entire year.

Financial highlights
Delaware International Value Equity Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss) on investments and foreign currencies
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to expense limitation and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to expense limitation and expense paid indirectly
Portfolio turnover

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] The average shares outstanding method has been applied for per share information.
[3] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

See accompanying notes

Six Months Ended	Year Ended
5/31/08[1]	11/30/07	11/30/06	11/30/05	11/30/04	11/30/03
(Unaudited)
$16.850	$16.100	$18.210	16.410	$13.400	$11.060

0.175	0.255	0.389	0.439	0.305	0.218
(1.282)	1.513	3.233	1.614	2.902	2.637
(1.107)	1.768	3.622	2.053	3.207	2.855

(0.254)	(0.223)	(0.465)	(0.108)	(0.197)	(0.126)
(0.719)	(0.795)	(5.267)	(0.145)	—	(0.389)
(0.973)	(1.018)	(5.732)	(0.253)	(0.197)	(0.515)

$14.770	$16.850	$16.100	$18.210	$16.410	$13.400

(6.82% )	11.59%	23.93%	12.67%	24.21%	27.29%

$347,987	$399,014	$355,347	$276,499	$178,048	$102,974
1.10%	1.10%	1.11%	1.18%	1.40%	1.74%

1.12%	1.10%	1.13%	1.18%	1.40%	1.74%
2.40%	1.55%	2.35%	2.54%	2.08%	1.90%

2.38%	1.55%	2.33%	2.54%	2.08%	1.90%
24%	26%	127%	14%	7%	14%

Financial highlights
Delaware Emerging Markets Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income from investment operations:
Net investment income[2]
Net realized and unrealized gain on investments and foreign currencies
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to expense limitation and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to expense limitation and expense paid indirectly
Portfolio turnover

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] The average shares outstanding method has been applied for per share information.
[3] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers by the manager and distributor, as applicable. Performance would have been lower had the waivers not been in effect.

See accompanying notes

Six Months Ended	Year Ended
5/31/08[1]	11/30/07	11/30/06	11/30/05	11/30/04	11/30/03
(Unaudited)
$22.760	$21.280	$17.950	$14.550	$10.890	$7.240

0.056	0.184	0.419	0.309	0.225	0.111
0.229	7.117	4.080	3.567	3.637	3.712
0.285	7.301	4.499	3.876	3.862	3.823

(0.234)	(0.523)	(0.269)	(0.092)	(0.202)	(0.173)
(5.481)	(5.298)	(0.900)	(0.384)	—	—
(5.715)	(5.821)	(1.169)	(0.476)	(0.202)	(0.173)

$17.330	$22.760	$21.280	$17.950	$14.550	$10.890

1.71%	46.11%	26.52%	27.42%	36.01%	54.01%

$632,464	$673,309	$533,042	$724,417	$209,870	$38,383
1.79%	1.97%	1.94%	1.97%	1.91%	1.95%

1.84%	2.02%	1.99%	2.02%	2.12%	2.66%
0.68%	0.97%	2.23%	1.90%	1.81%	1.28%

0.63%	0.92%	2.18%	1.85%	1.60%	0.57%
54%	108%	46%	25%	34%	55%

Financial highlights
Delaware Emerging Markets Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income (loss)[2]
Net realized and unrealized gain on investments and foreign currencies
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to expense limitation and expense paid indirectly
Ratio of net investment income (loss) to average net assets
Ratio of net investment income (loss) to average net assets
prior to expense limitation and expense paid indirectly
Portfolio turnover

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] The average shares outstanding method has been applied for per share information.
[3] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

See accompanying notes

Six Months Ended	Year Ended
5/31/08[1]	11/30/07	11/30/06	11/30/05	11/30/04	11/30/03
(Unaudited)
$22.120	$20.830	$17.600	$14.290	$10.710	$7.120

(0.005)	0.045	0.280	0.191	0.135	0.050
0.219	6.926	3.998	3.503	3.583	3.658
0.214	6.971	4.278	3.694	3.718	3.708

(0.093)	(0.383)	(0.148)	—	(0.138)	(0.118)
(5.481)	(5.298)	(0.900)	(0.384)	—	—
(5.574)	(5.681)	(1.048)	(0.384)	(0.138)	(0.118)

$16.760	$22.120	$20.830	$17.600	$14.290	$10.710

1.35%	44.97%	25.59%	26.47%	35.08%	52.90%

$39,796	$45,978	$37,944	$36,399	$16,027	$6,695
2.54%	2.72%	2.69%	2.72%	2.66%	2.70%

2.54%	2.72%	2.69%	2.72%	2.82%	3.36%
(0.07% )	0.22%	1.48%	1.15%	1.06%	0.53%

(0.07% )	0.22%	1.48%	1.15%	0.90%	(0.13% )
54%	108%	46%	25%	34%	55%

Financial highlights
Delaware Emerging Markets Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income (loss)[2]
Net realized and unrealized gain on investments and foreign currencies
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to expense limitation and expense paid indirectly
Ratio of net investment income (loss) to average net assets
Ratio of net investment income (loss) to average net assets
prior to expense limitation and expense paid indirectly
Portfolio turnover

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] The average shares outstanding method has been applied for per share information.
[3] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

See accompanying notes

Six Months Ended	Year Ended
5/31/08[1]	11/30/07	11/30/06	11/30/05	11/30/04	11/30/03
(Unaudited)
$22.090	$20.800	$17.580	$14.270	$10.700	$ 7.110

(0.004)	0.045	0.280	0.191	0.135	0.048
0.208	6.926	3.988	3.503	3.573	3.660
0.204	6.971	4.268	3.694	3.708	3.708

(0.093)	(0.383)	(0.148)	—	(0.138)	(0.118)
(5.481)	(5.298)	(0.900)	(0.384)	—	—
(5.574)	(5.681)	(1.048)	(0.384)	(0.138)	(0.118)

$16.720	$22.090	$20.800	$17.580	$14.270	$10.700

1.29%	45.03%	25.56%	26.51%	35.02%	52.97%

$227,925	$237,832	$183,562	$211,896	$50,564	$6,259
2.54%	2.72%	2.69%	2.72%	2.66%	2.70%

2.54%	2.72%	2.69%	2.72%	2.82%	3.36%
(0.07% )	0.22%	1.48%	1.15%	1.06%	0.53%

(0.07% )	0.22%	1.48%	1.15%	0.90%	(0.13% )
54%	108%	46%	25%	34%	55%

Financial highlights
Delaware Emerging Markets Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income from investment operations:
Net investment income[2]
Net realized and unrealized gain on investments and foreign currencies
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to expense limitation and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to expense limitation and expense paid indirectly
Portfolio turnover

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] The average shares outstanding method has been applied for per share information.
[3] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

See accompanying notes

Six Months Ended	Year Ended
5/31/08[1]	11/30/07	11/30/06	11/30/05	11/30/04	11/30/03
(Unaudited)
$22.910	$21.390	$18.030	$14.610	$10.920	$ 7.260

0.078	0.232	0.466	0.349	0.256	0.134
0.226	7.157	4.104	3.579	3.659	3.717
0.304	7.389	4.570	3.928	3.915	3.851

(0.283)	(0.571)	(0.310)	(0.124)	(0.225)	(0.191)
(5.481)	(5.298)	(0.900)	(0.384)	—	—
(5.764)	(5.869)	(1.210)	(0.508)	(0.225)	(0.191)

$17.450	$22.910	$21.390	$18.030	$14.610	$10.920

1.81%	46.49%	26.87%	27.73%	36.34%	54.52%

$107,615	$110,327	$112,964	$255,608	$63,732	$6,131
1.54%	1.72%	1.69%	1.72%	1.66%	1.70%

1.54%	1.72%	1.69%	1.72%	1.82%	2.36%
0.93%	1.22%	2.48%	2.15%	2.06%	1.53%

0.93%	1.22%	2.48%	2.15%	1.90%	0.87%
54%	108%	46%	25%	34%	55%

Financial highlights
Delaware Global Value Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss) on investments and foreign currencies
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to expense limitation and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to expense limitation and expense paid indirectly
Portfolio turnover

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] The average shares outstanding method has been applied for per share information.
[3] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers by the manager and distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes

Six Months Ended	Year Ended
5/31/08[1]	11/30/07	11/30/06	11/30/05	11/30/04	11/30/03
(Unaudited)
$11.850	$13.260	$11.660	$10.810	$ 8.700	$6.250

0.083	0.145	0.111	0.120	0.156	0.113
(0.765)	0.663	3.084	1.231	2.059	2.457
(0.682)	0.808	3.195	1.351	2.215	2.570

(0.138)	(0.066)	(0.238)	(0.016)	(0.105)	(0.120)
(0.540)	(2.152)	(1.357)	(0.485)	—	—
(0.678)	(2.218)	(1.595)	(0.501)	(0.105)	(0.120)

$10.490	$11.850	$13.260	$11.660	$10.810	$8.700

(6.04% )	6.96%	30.83%	12.97%	25.74%	41.97%

$50,607	$66,024	$36,416	$20,613	$16,597	$12,699
1.45%	1.45%	1.59%	1.89%	1.50%	1.50%

1.66%	1.57%	1.88%	2.13%	2.21%	2.10%
1.62%	1.22%	0.93%	1.06%	1.64%	1.59%

1.41%	1.10%	0.64%	0.82%	0.93%	0.99%
91%	31%	124%	51%	36%	59%

Financial highlights
Delaware Global Value Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss) on investments and foreign currencies
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to expense limitation and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income (loss) to average net assets
prior to expense limitation and expense paid indirectly
Portfolio turnover

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] The average shares outstanding method has been applied for per share information.
[3] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

Six Months Ended	Year Ended
5/31/08[1]	11/30/07	11/30/06	11/30/05	11/30/04	11/30/03
(Unaudited)
$11.640	$13.070	$11.510	$10.740	$8.660	$6.210

0.045	0.057	0.022	0.037	0.085	0.060
(0.765)	0.665	3.050	1.218	2.042	2.457
(0.720)	0.722	3.072	1.255	2.127	2.517

(0.050)	—	(0.155)	—	(0.047)	(0.067)
(0.540)	(2.152)	(1.357)	(0.485)	—	—
(0.590)	(2.152)	(1.512)	(0.485)	(0.047)	(0.067)

$10.330	$11.640	$13.070	$11.510	$10.740	$8.660

(6.38% )	6.08%	29.95%	12.11%	24.68%	41.00%

$9,356	$10,893	$7,453	$3,483	$6,673	$6,064
2.20%	2.20%	2.34%	2.64%	2.25%	2.25%

2.36%	2.27%	2.58%	2.83%	2.91%	2.80%
0.87%	0.47%	0.18%	0.31%	0.89%	0.84%

0.71%	0.40%	(0.06% )	0.12%	0.23%	0.29%
91%	31%	124%	51%	36%	59%

Financial highlights

Delaware Global Value Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss) on investments and foreign currencies
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to expense limitation and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income (loss) to average net assets
prior to expense limitation and expense paid indirectly
Portfolio turnover

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] The average shares outstanding method has been applied for per share information.
[3] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

Six Months Ended	Year Ended
5/31/08[1]	11/30/07	11/30/06	11/30/05	11/30/04	11/30/03
(Unaudited)
$11.650	$13.090	$11.520	$10.750	$8.660	$6.210

0.045	0.057	0.022	0.037	0.084	0.054
(0.755)	0.655	3.060	1.218	2.053	2.463
(0.710)	0.712	3.082	1.255	2.137	2.517

(0.050)	—	(0.155)	—	(0.047)	(0.067)
(0.540)	(2.152)	(1.357)	(0.485)	—	—
(0.590)	(2.152)	(1.512)	(0.485)	(0.047)	(0.067)

$10.350	$11.650	$13.090	$11.520	$10.750	$8.660

(6.37% )	6.17%	29.92%	12.10%	24.80%	41.00%

$29,367	$39,463	$17,545	$6,380	$4,355	$1,504
2.20%	2.20%	2.34%	2.64%	2.25%	2.25%

2.36%	2.27%	2.58%	2.83%	2.91%	2.80%
0.87%	0.47%	0.18%	0.31%	0.89%	0.84%

0.71%	0.40%	(0.06% )	0.12%	0.23%	0.29%
91%	31%	124%	51%	36%	59%

Financial highlights
Delaware Global Value Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss) on investments and foreign currencies
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to expense limitation and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to expense limitation and expense paid indirectly
Portfolio turnover

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] The average shares outstanding method has been applied for per share information.
[3] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

Six Months Ended	Year Ended
5/31/08[1]	11/30/07	11/30/06	11/30/05	11/30/04	11/30/03
(Unaudited)
$11.910	$13.310	$11.700	$10.840	$8.730	$6.260

0.096	0.176	0.141	0.148	0.180	0.131
(0.768)	0.673	3.092	1.237	2.053	2.476
(0.672)	0.849	3.233	1.385	2.233	2.607

(0.168)	(0.097)	(0.266)	(0.040)	(0.123)	(0.137)
(0.540)	(2.152)	(1.357)	(0.485)	—	—
(0.708)	(2.249)	(1.623)	(0.525)	(0.123)	(0.137)

$10.530	$11.910	$13.310	$11.700	$10.840	$ 8.730

(5.84% )	7.12%	31.24%	13.28%	25.91%	42.62%

$1,966	$2,398	$5,193	$4,576	$667	$300
1.20%	1.20%	1.34%	1.64%	1.25%	1.25%

1.36%	1.27%	1.58%	1.83%	1.91%	1.80%
1.87%	1.47%	1.18%	1.31%	1.89%	1.84%

1.71%	1.40%	0.94%	1.12%	1.23%	1.29%
91%	31%	124%	51%	36%	59%

Notes to financial statements
Delaware International Funds	May 31, 2008 (Unaudited)

Delaware Group Global & International Funds (Trust) is organized as a Delaware statutory trust and offers three series: Delaware International Value Equity Fund, Delaware Emerging Markets Fund and Delaware Global Value Fund (each, a Fund or collectively, Funds). The Trust is an open-end investment company. Each Fund is considered diversified under the Investment Company Act of 1940, as amended, and offer Class A, Class B, Class C, Class R and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of up to 5.75%. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) of 1% if redeemed during the first year and 0.50% during the second year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class B shares may only be purchased through dividend reinvestment and certain permitted exchanges. Prior to June 1, 2007, Class B shares were sold with a CDSC that declined from 4% to zero depending upon the period of time the shares were held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Class C shares are sold with a CDSC of 1%, if redeemed during the first 12 months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors. As of May 31, 2008, Delaware Emerging Markets Fund and Delaware Global Value Fund have not commenced sales of the Class R shares.

The investment objective of Delaware International Value Equity Fund is to seek long-term growth without undue risk to principal.

The investment objective of Delaware Emerging Markets Fund and Delaware Global Value Fund is to seek long-term capital appreciation.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Funds.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Securities lending collateral, which is invested in a collective investment vehicle (Collective Trust), is valued at unit value per share. Foreign currency exchange contracts are valued at the mean between the bid and asked prices. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the each Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes — Each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Accordingly, no provisions for federal income taxes have been made in the financial statements.

Effective May 31, 2008, the Funds adopted FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The adoption of FIN 48 did not result in the recording of any tax benefit or expense in the current period.

Class Accounting — Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of each Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements — Each Fund may invest in a pooled cash account along with members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by each Fund’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Foreign Currency Transactions — Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Funds do not isolate that portion of realized gains and losses on investments which are due to changes in the foreign exchange rates from that which are due to changes in market prices. The Funds report certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Notes to financial statements
Delaware International Funds

1. Significant Accounting Policies (continued)

Use of Estimates — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other — Expenses directly attributable to the Funds are charged directly to the Funds. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for the financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Taxable non-cash dividends are recorded as dividend income. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Funds are aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with each Fund’s understanding of the applicable country’s tax rules and rates. Each Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

The Funds receive earnings credits from their custodian when positive cash balances are maintained, which are used to offset custody fees. The expense paid under this arrangement is included in custodian fees on the statement of operations with the corresponding expense offset shown as “expense paid indirectly.”

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its respective investment management agreement, each Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee based on each Fund’s average daily net assets as follows:

	Delaware International	Delaware Emerging	Delaware Global
	Value Equity Fund	Markets Fund	Value Fund
On the first $500 million	0.85%	1.25%	0.85%
On the next $500 million	0.80%	1.20%	0.80%
On the next $1.5 billion	0.75%	1.15%	0.75%
In excess of $2.5 billion	0.70%	1.10%	0.70%

Effective April 1, 2008, DMC has voluntarily agreed to waive that portion, if any, of its management fees and reimburse the Delaware International Value Equity Fund to the extent necessary to ensure that total annual operating expenses (excluding any 12b-1 plan expenses, taxes, interest, inverse floater program expenses, brokerage fees, certain insurance costs and non-routine expenses or costs, including, but not limited to, those relating reorganizations, litigation, certain Trustee retirement plan expenses, conducting shareholder meetings, and liquidations (collectively, “non-routine expenses”)) from exceeding 1.10% of the Fund’s average daily net assets until such time as the waiver is discontinued. These expense waivers and reimbursements may be discontinued at any time because they are voluntary, and they apply only to expenses paid directly by the Fund. DMC has contractually agreed to waive that portion, if any, of its management fees and reimburse the Delaware Global Value Fund in order to prevent total annual operating expenses (excluding any non-routine expenses) from exceeding 1.20% of average daily net assets of the Fund through March 31, 2009. For purposes of these waivers and reimbursements, non-routine expenses may also include such additional costs and expenses as may be agreed upon from time to time by the Fund’s Board and the DMC. These expense waivers and reimbursements apply only to expenses paid directly by the Fund. Prior to April 1, 2008, DMC had contractually agreed to waive that portion, if any, of its management fees and reimburse each Fund to the extent necessary to ensure that total annual operating expenses (excluding any non-routine expense), do not exceed specified percentages of average daily net assets as shown below.

	Delaware International	Delaware Emerging	Delaware Global
	Value Equity Fund	Markets Fund	Value Fund
The operating expense
limitation as a percentage
of average daily net assets
(per annum)	1.10%	1.72%	1.20%
Expiration date	3/31/08	3/31/08	3/31/08

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Funds. For these services, the Funds pay DSC fees based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all Funds in the Delaware Investments Family of Funds on a relative net asset value basis. For the six months ended May 31, 2008, each Fund was charged for these services as follows:

Delaware International	Delaware Emerging	Delaware Global
Value Equity Fund	Markets Fund	Value Fund
$23,344	$24,315	$2,452

Notes to financial statements
Delaware International Funds

2. Investment Management, Administration Agreements and Other Transactions with Affiliates (continued)

DSC also provides dividend disbursing and transfer agency services. The Funds pays DSC a monthly fee based on the number of shareholder accounts for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, each Fund pays DDLP, the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Class A shares, 1.00% of the average daily net assets of the Class B and C shares, and 0.60% of the average daily net assets of the Class R shares. DDLP has contracted to waive distribution and service fees through March 31, 2009 in order to prevent distribution and service fees of Class A shares of the Delaware Emerging Markets Fund and Delaware Global Value Fund from exceeding 0.25% of the average daily net assets. DDLP has contracted to limit distribution and service fees for each Fund’s Class R shares through March 31, 2009 to no more than 0.50% of average daily net assets. Institutional Class shares pay no distribution and service expenses.

At May 31, 2008, the Funds had liabilities payable to affiliates as follows:

	Delaware International	Delaware Emerging	Delaware Global
	Value Equity Fund	Markets Fund	Value Fund
Investment management fee
payable to DMC	$627,087	$1,034,014	$49,290
Dividend disbursing, transfer
agent fees and other
expenses payable to DSC	120,891	175,748	22,802
Distribution fees payable to DDLP	224,690	357,016	43,931
Other expenses payable to DMC
and affiliates*	47,054	37,370	7,133

*DMC, as part of its administrative services, pays operating expenses on behalf of the Funds and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, registration fees and trustees’ fees.

As provided in the investment management agreement, the Funds bear the cost of certain legal and tax services, including internal legal and tax services provided to the Funds by DMC and/or its affiliates’ employees. For the six months ended May 31, 2008, the Funds were charged for internal legal and tax services provided by DMC and/or its affiliates’ employees as follows:

Delaware International	Delaware Emerging	Delaware Global
Value Equity Fund	Markets Fund	Value Fund
$33,285	$34,517	$3,458

For the six months ended May 31, 2008, DDLP earned commissions on sales of Class A shares for each Fund as follows:

Delaware International	Delaware Emerging	Delaware Global
Value Equity Fund	Markets Fund	Value Fund
$13,897	$49,569	$14,018

For the six months ended May 31, 2008, DDLP received gross CDSC commissions on redemption of each Fund’s Class A, Class B and Class C shares, and these commissions were entirely used to offset up-front commissions previously paid by DDLP to broker-dealers on sales of those shares. The amounts received were as follows:

	Delaware International	Delaware Emerging	Delaware Global
	Value Equity Fund	Markets Fund	Value Fund
Class A	$ 5,154	$ 2,813	$ 2,497
Class B	26,124	19,798	12,061
Class C	5,893	9,737	8,988

Trustees’ fees include expenses accrued by the Funds for each Trustee’s retainer and per meeting fees. Certain officers of DMC, DSC and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Funds.

3. Investments

For the six months ended May 31, 2008, the Funds made purchases and sales of investment securities other than short-term investments as follows:

	Delaware International	Delaware Emerging	Delaware Global
	Value Equity Fund	Markets Fund	Value Fund
Purchases	$112,035,499	$263,140,738	$44,962,489
Sales	177,088,835	336,439,810	62,184,501

Notes to financial statements
Delaware International Funds

3. Investments (continued)

At May 31, 2008, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At May 31, 2008, the cost of investments and unrealized appreciation (depreciation) for each Fund were as follows:

	Delaware International	Delaware Emerging	Delaware Global
	Value Equity Fund	Markets Fund	Value Fund
Cost of investments	$1,047,931,440	$909,618,860	$113,098,434
Aggregate unrealized
appreciation	$122,935,372	$258,937,111	$7,388,003
Aggregate unrealized
depreciation	(92,703,758)	(63,756,835)	(9,171,036)
Net unrealized appreciation
(depreciation)	$30,231,614	$195,180,276	$(1,783,033)

Effective December 1, 2007, the Funds adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). FAS 157 defines fair value as the price that the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The Funds’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets

Level 2 – inputs that are observable, directly or indirectly

Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of each Fund’s investments by the above FAS 157 fair value hierarchy levels as of May 31, 2008:

	Delaware International	Delaware Emerging	Delaware Global
	Value Equity Fund	Markets Fund	Value Fund
Securities
Level 1	$1,077,779,941	$1,030,106,897	$111,286,613
Level 2	—	67,727,894	—
Level 3	383,113	6,964,345	28,788
Total	1,078,163,054	$1,104,799,136	$111,315,401

Derivatives
Level 1	$—	$—	$—
Level 2	—	—	—
Level 3	—	—	—
Total	$—	$—	$—

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Delaware International	Delaware Emerging	Delaware Global
	Value Equity Fund	Markets Fund	Value Fund
Securities
Balance as of 11/30/07	$7,792,516	$22,201,507	$546,204
Net realized gain (loss)	138,233	2,368,247	(16,453)
Net change in unrealized
appreciation/depreciation	490,950	(7,362,798)	117,622
Net purchases, sales
and settlements	(286,298)	(9,984,652)	(54,611)
Net transfers in
and/or out of Level 3	(7,752,288)	(257,959)	(563,974)
Balance as of 5/31/08	$383,113	$6,964,345	$28,788

Net change in unrealized
appreciation/depreciation
from investments still held
as of 5/31/08	$—	$(2,944,733)	$—

Notes to financial statements
Delaware International Funds

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, distributions from net gains on foreign currency transactions and net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the six months ended May 31, 2008 and the year ended November 30, 2007 was as follows:

	Ordinary	Long-Term
	Income	Capital Gain	Total
Six months ended May 31, 2008*:
Delaware International
Value Equity Fund	$26,770,568	$31,089,053	$57,859,621
Delaware Emerging Markets Fund	137,106,045	130,367,870	267,473,915
Delaware Global Value Fund	2,618,032	3,772,929	6,390,961

*Tax information for the period ended May 31, 2008 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.

	Ordinary	Long-Term
	Income	Capital Gain	Total
Year ended November 30, 2007:
Delaware International
Value Equity Fund	$10,770,710	$50,275,995	$61,046,705
Delaware Emerging Markets Fund	56,283,558	171,559,202	227,842,760
Delaware Global Value Fund	3,049,206	8,723,299	11,772,505

5. Components of Net Assets on a Tax Basis

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of May 31, 2008, the estimated components of net assets on a tax basis were as follows:

	Delaware International	Delaware Emerging	Delaware Global
	Value Equity Fund	Markets Fund	Value Fund
Shares of beneficial interest	$860,261,718	$744,273,013	$96,390,229
Undistributed ordinary
income	8,875,330	22,646,432	534,657
Undistributed long-term
capital gain	—	45,583,522	—
Realized losses
12/1/07 – 5/31/08	(12,240,175)	—	(3,845,269)
Unrealized appreciation
(depreciation) of investments
and foreign currencies	30,219,880	195,297,067	(1,783,876)
Net assets	$887,116,753	$1,007,800,034	$91,295,741

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales, and tax treatment of unrealized gain on investments in passive foreign investment companies (PFICs).

Notes to financial statements
Delaware International Funds

5. Components of Net Assets on a Tax Basis (continued)

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of dividends and distributions, and gain (loss) on foreign currency transactions. Results of operations and net assets were not affected by these reclassifications. For the six months ended May 31, 2008, the Funds recorded an estimate of these differences since final tax characteristics cannot be determined until fiscal year end.

	Delaware International	Delaware Emerging	Delaware Global
	Value Equity Fund	Markets Fund	Value Fund
Undistributed
(distributions in excess)
net investment income	$(861,965)	$102,309	$(94,308)
Accumulated net realized
gain (loss)	861,965	355,454	94,308
Paid-in capital		(457,763)	—

6. Capital Shares

Transactions in capital shares were as follows:

	Delaware International		Delaware Emerging
	Value Equity Fund		Markets Fund
	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended
	5/31/08	11/30/07	5/31/08	11/30/07
Shares sold:
Class A	2,458,618	5,988,142	5,022,736	7,783,618
Class B	22,145	211,804	71,017	203,341
Class C	357,085	1,280,135	1,202,713	1,989,829
Class R	44,617	111,514	—	—
Institutional Class	3,888,358	6,595,213	888,396	2,465,651

Shares issued upon reinvestment
of dividends and distributions:
Class A	1,606,967	1,738,427	8,849,915	7,837,860
Class B	103,084	129,331	613,135	588,792
Class C	451,073	493,699	3,386,205	2,891,988
Class R	10,705	17,351	—	—
Institutional Class	1,505,667	1,444,287	1,504,952	1,445,826
	10,448,319	18,009,903	21,539,069	25,206,905
Shares repurchased:
Class A	(5,453,057)	(9,052,777)	(6,953,269)	(11,084,485)
Class B	(402,647)	(774,332)	(387,491)	(535,755)
Class C	(1,568,963)	(2,185,982)	(1,726,296)	(2,938,680)
Class R	(54,440)	(231,445)	—	—
Institutional Class	(5,506,127)	(6,431,820)	(1,042,158)	(4,376,201)
	(12,985,234)	(18,676,356)	(10,109,214)	(18,935,121)
Net increase (decrease)	(2,536,915)	(666,453)	11,429,855	6,271,784

Notes to financial statements
Delaware International Funds

6. Capital Shares (continued)

	Delaware Global
	Value Fund
	Six Months	Year
	Ended	Ended
	5/31/08	11/30/07
Shares sold:
Class A	669,133	4,528,567
Class B	67,917	482,447
Class C	248,752	2,705,905
Class R	—	—
Institutional Class	46,073	275,635

Shares issued upon reinvestment
of dividends and distributions:
Class A	308,192	501,657
Class B	43,261	92,990
Class C	164,644	250,455
Class R	—	—
Institutional Class	12,263	50,578
	1,560,235	8,888,234
Shares repurchased:
Class A	(1,722,940)	(2,206,684)
Class B	(141,750)	(209,557)
Class C	(961,458)	(910,459)
Class R	—	—
Institutional Class	(72,885)	(515,120)
	(2,899,033)	(3,841,820)
Net increase (decrease)	(1,338,798)	5,046,414

For the six months ended May 31, 2008 and the year ended November 30, 2007, the following shares and value were converted from Class B to Class A shares. The amounts are included in Class B redemptions and Class A subscriptions in the tables on the previous pages and the statements of changes in net assets.

	Six Months Ended			Year Ended
		5/31/08			11/30/07
	Class B	Class A		Class B	Class A
	Shares	Shares	Value	Shares	Shares	Value
Delaware International
Value Equity Fund	104,742	103,226	$1,521,139	244,462	241,022	$3,974,761
Delaware Emerging
Markets Fund	102,087	99,036	1,902,531	92,822	90,585	1,742,088
Delaware Global
Value Fund	34,831	34,303	354,311	40,055	39,490	483,355

7. Line of Credit

Each Fund, along with certain other funds in the Delaware Investments® Family of Funds (Participants), participates in a $225,000,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The Funds had no amounts outstanding as of May 31, 2008, or at any time during the period then ended.

8. Foreign Currency Exchange Contracts

The Funds may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Funds may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Funds may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Funds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. There were no foreign currency contracts outstanding at May 31, 2008.

Notes to financial statements
Delaware International Funds

9. Securities Lending

The Funds, along with other funds in the Delaware Investments® Family of Funds, may lend their securities pursuant to a security lending agreement (Lending Agreement) with Mellon Bank, N.A. (Mellon). With respect to each loan, if the aggregate market value of the collateral held on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirement. Cash collateral received is invested in a Collective Trust established by Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust invests in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top three tiers by Standard & Poor’s Ratings Group (S&P) or Moody’s Investors Service, Inc. (Moody’s) or repurchase agreements collateralized by such securities. The Funds can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Funds, or at the discretion of the lending agent, replace the loaned securities. The Funds continue to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Funds have the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Funds receive loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Funds, the security lending agent and the borrower. The Funds record security lending income net of allocations to the security lending agent and the borrower.

At May 31, 2008, the market value of securities on loan was:

	Delaware International	Delaware Emerging	Delaware Global
	Value Equity Fund	Markets Fund	Value Fund
Market value	$177,167,951	$111,734,419	$18,677,889

The Funds received collateral, comprised of cash and non-cash collateral. The values are shown below:

	Delaware International	Delaware Emerging	Delaware Global
	Value Equity Fund	Markets Fund	Value Fund
Cash	$ 184,262,776	$96,267,827	$ 19,630,396
Non-cash	2,213,900	20,248,022	—

Investments purchased with cash collateral are presented on the statements of net assets under the caption “Securities Lending Collateral”.

10. Credit and Market Risk

Some countries in which the Funds may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Funds.

Each Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair each Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Funds’ Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Funds’ limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Funds’ limitation on investments in illiquid assets. As of May 31, 2008, no securities have been determined to be illiquid securities under each Fund’s Liquidity Procedures. Rule 144A securities have been identified on the statements of net assets.

11. Contractual Obligations

The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds’ maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed the Funds’ existing contracts and expects the risk of loss to be remote.

Other Fund information (unaudited)
Delaware International Fund

Board Consideration of Delaware Global & International Funds Investment Advisory Agreement

At a meeting held on May 20-22, 2008 (the “Annual Meeting”), the Board of Trustees (“the Board”), including a majority of disinterested or independent Trustees, approved the renewal of the Investment Advisory Agreements for the Delaware Emerging Markets Fund, Delaware Global Value Fund and Delaware International Value Equity Fund (each a “Fund” and collectively, the “Funds”). In making its decision, the Board considered information furnished at regular quarterly Board meetings, including reports detailing Fund performance, investment strategies and expenses, as well as information prepared specifically in connection with the renewal of the investment advisory contracts. Information furnished specifically in connection with the renewal of the Investment Advisory Agreement with Delaware Management Company (“DMC”) included materials provided by DMC and its affiliates (“Delaware Investments”) concerning, among other things, the nature, extent and quality of services provided to the Funds, the costs of such services to the Funds, economies of scale and the financial condition and profitability of Delaware Investments. In addition, in connection with the Annual Meeting, the Board separately received and reviewed in February 2008 independent historical and comparative reports prepared by Lipper Inc. (“Lipper”), an independent statistical compilation organization. The Lipper reports compared each Fund’s investment performance and expenses with those of other comparable mutual funds. The independent Trustees reviewed Lipper reports with counsel to the Independent Trustees at the February 2008 Board meeting and discussed such reports further with counsel earlier in the Annual Meeting. The Board requested and received certain information regarding Management’s policy with respect to advisory fee levels and its philosophy with respect to breakpoints; the structure of portfolio manager compensation; the investment manager’s profitability; and any constraints or limitations on the availability of securities in certain investment styles which might inhibit DMC’s ability to invest fully in accordance with Fund policies.

In considering information relating to the approval of each Fund’s advisory agreements, the independent Trustees received assistance and advice from and met separately with independent counsel. Although the Trustees gave attention to all information furnished, the following discussion identifies under separate headings the primary factors taken into account by the Board in its contract renewal considerations.

Nature, Extent and Quality of Service. The Board considered the services provided by Delaware Investments to the Funds and their shareholders. In reviewing the nature, extent and quality of services, the Board emphasized reports furnished to it throughout the year at regular Board meetings covering matters such as the relative performance of the Funds, compliance of portfolio managers with the investment policies, strategies and restrictions for the Funds, the compliance of management personnel with the Code of Ethics adopted throughout the Delaware Investments® Family of Funds complex and the adherence to fair value pricing procedures as established by the Board. The Board was pleased with the current staffing of the Funds’ investment advisor and the emphasis placed on research in the investment process. Favorable consideration was given to DMC’s efforts to maintain expenditures and, in some instances, increase financial and human resources committed to fund matters. The Board also considered the transfer agent and shareholder services provided to Fund shareholders by Delaware Investments’ affiliate, Delaware Service Company, Inc. (“DSC”), noting DSC’s commitment to maintain a high level of service as well as Delaware Investments’ expenditures to improve the delivery of shareholder services. During 2007 Management commenced the outsourcing of certain investment accounting functions that are expected to improve further the quality and the cost of delivering investment accounting services to the Funds. The Board once again noted the benefits provided to Fund shareholders by being part of the Delaware Investments® Family of Funds, including each shareholder’s ability to exchange an investment in one Delaware Investments fund for the same class of shares in another Delaware fund without a sales charge, to reinvest Fund dividends into additional shares of the same Fund or into additional shares of other Delaware Investments funds and the privilege to combine holdings in other Delaware Investments funds to obtain a reduced sales charge. The Board was satisfied with the nature, extent and quality of the overall services provided by Delaware Investments.

Investment Performance. The Board considered the overall investment performance of DMC and the Funds. The Board placed significant emphasis on the investment performance of the Funds in view of its importance to shareholders. Although the Board gave appropriate consideration to performance reports and discussions with portfolio managers at Board meetings throughout the year, the Board gave particular weight to the Lipper reports furnished for the Annual Meeting. The Lipper reports prepared for each Fund showed the investment performance of its Class A shares in comparison to a group of similar funds as selected by Lipper (the “Performance Universe”). A fund with the best performance ranked first, and a fund with the poorest, ranked last. The highest/ best performing 25% of funds in the Performance Universe make up the first quartile; the next 25% - the second quartile; the next 25% - the third quartile; and the poorest/worst performing 25% of funds in the Performance Universe make up the fourth quartile. Comparative annualized performance for each Fund was shown for the past one-, three-, five- and ten-year periods ended December 31, 2007. The Board’s objective is that each Fund’s performance for the periods considered be at or above the median of its Performance Universe. The Trustees complimented Management on navigating the Delaware Investments Family of Funds fixed income funds through the turbulent financial markets since 2007 without incurring a major difficulty. The following paragraph summarizes the performance results for each Fund and the Board’s view of such performance.

Delaware Emerging Markets Fund – The Performance Universe for the Fund consisted of the Fund and all retail and institutional emerging markets funds as selected by Lipper. The Lipper report comparison showed that the Fund’s total return for the one-, five- and ten-year periods was in the second quartile of its Performance Universe. The report further showed that the Fund’s total return for the three-year period was in the third quartile. The Board was satisfied with performance and, in particular, noted the relative improvement in short-term performance.

Other Fund information (unaudited)
Delaware International Fund

Board Consideration of Delaware Global & International Funds Investment Advisory Agreement (continued)

Delaware Global Value Fund – The Performance Universe for the Fund consisted of the Fund and all retail and institutional global multi-cap value funds as selected by Lipper. The Lipper report comparison showed that the Fund’s total return for the five-year period was in the first quartile of its Performance Universe. However, the report showed that the Fund’s total return for the one-, three- and ten-year periods was in the fourth quartile. The Board noted that the Fund’s performance results were not in line with the Board’s objective. However, the Board recognized Management’s efforts to increase portfolio management depth, noting particularly the hiring of a new head of the equity department in 2007. The Board was satisfied that Management was taking effective action to improve Fund performance and meet the Board’s performance objective.

Delaware International Value Equity Fund – The Performance Universe for the Fund consisted of the Fund and all retail and institutional international multi-cap value funds as selected by Lipper. The Lipper report comparison showed that the Fund’s total return for the five- and ten-year periods was in the third quartile of its Performance Universe. The report further showed that the Fund’s total return for the one- and three-year periods was in the fourth quartile. The Board noted that the Fund’s performance results were not in line with the Board’s objective. The Board considered Management’s efforts to increase portfolio management depth by the hiring of a new head of the equity department in 2007. The Board was satisfied with Management’s efforts to enhance Fund performance.

Comparative Expenses. The Board considered expense comparison data for the Delaware Investments® Family of Funds. Management provided the Board with information on pricing levels and fee structures for the Funds as of October 31, 2007 and the most recent fiscal year end for comparative funds as of August 31, 2007 or earlier. For any fund with a fiscal year end after August 31, 2007, such fund’s expense data were measured as of its fiscal year end for 2006. The Board focused on the comparative analysis of the effective management fees and total expense ratios of each Fund versus the effective management fees and expense ratios of a group of similar funds as selected by Lipper (the “Expense Group”). In reviewing comparative costs, each Fund’s contractual management fee and the actual management fee incurred by the Fund were compared with the contractual management fees (assuming all funds in the Expense Group were similar in size to the Fund) and actual management fees (as reported by each fund) of other funds within the Expense Group, taking into account any applicable breakpoints and fee waivers. Each Fund’s total expenses were also compared with those of its Expense Group. The Lipper total expenses, for comparative consistency, were shown by Lipper for Class A shares and comparative total expenses including 12b-1 and non-12b-1 service fees. The Board also considered fees paid to Delaware Investments for non-management services. The Board noted its objective to limit each Fund’s total expense ratio to be competitive with that of the Expense Group. The following paragraph summarizes the expense results for each Fund and the Board’s view of such expenses.

Delaware Emerging Markets Fund – The expense comparisons for the Fund showed that its actual management fee was in the quartile with the second highest expenses of its Expense Group and its total expenses were in the quartile with the highest expenses of its Expense Group. The Board noted that the Fund’s total expenses were not in line with the Board’s objective. In evaluating total expenses, the Board considered 12b-1 fee waivers in place through March 2009 and recent initiatives implemented by Management, such as the outsourcing of certain transfer agency and investment accounting services, creating an opportunity for a reduction in expenses. The Board was satisfied with Management’s efforts to improve the Fund’s total expense ratio and bring it in line with the Board’s objective.

Delaware Global Value Fund – The expense comparisons for the Fund showed that its actual management fee was in the quartile with the lowest expenses of its Expense Group and its total expenses were in the quartile with the second lowest expenses of its Expense Group. The Board was satisfied with the management fee and total expenses of the Fund in comparison to its Expense Group as shown in the Lipper report.

Delaware International Value Equity Fund – The expense comparisons for the Fund showed that its actual management fee and total expenses were in the quartile with the second lowest expenses of its Expense Group. The Board was satisfied with the management fee and total expenses of the Fund in comparison to its Expense Group as shown in the Lipper report.

Management Profitability. The Board considered the level of profits realized by Delaware Investments in connection with the operation of the Funds. In this respect, the Board reviewed the Investment Management Profitability Analysis that addressed the overall profitability of Delaware Investments’ business in providing management and other services to each of the individual funds and the Delaware Investments® Family of Funds as a whole. Specific attention was given to the methodology followed in allocating costs for the purpose of determining profitability. Management stated that the level of profits of Delaware Investments, to a certain extent, reflected operational cost savings and efficiencies initiated by Delaware Investments. The Board considered Delaware Investments’ efforts to improve services provided to fund shareholders and to meet additional regulatory and compliance requirements resulting from recent industry-wide Securities and Exchange Commission initiatives. The Board also considered the extent to which Delaware Investments might derive ancillary benefits from fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as service provider to the Delaware Investments Family of Funds and the benefits from allocation of fund brokerage to improve trading efficiencies. The Board found that the management fees were reasonable in light of the services rendered and the level of profitability of Delaware Investments.

Other Fund information (unaudited)
Delaware International Fund

Board Consideration of Delaware Global & International Funds Investment Advisory Agreement (continued)

Economies of Scale. The Trustees considered whether economies of scale are realized by Delaware Investments as each Fund’s assets increase and the extent to which any economies of scale are reflected in the level of management fees charged. The Trustees reviewed the standardized advisory fee pricing and structure, approved by the Board and shareholders, which includes breakpoints. Breakpoints in the advisory fee occur when the advisory fee rate is reduced on assets in excess of specified levels. Breakpoints result in a lower advisory fee than would otherwise be the case on all assets when the asset levels specified are exceeded. The Board noted that the fee under each Fund’s management contract fell within the standard structure. With respect to the Delaware Emerging Markets Fund and the Delaware International Value Equity Fund, the Board also noted that each Fund’s assets exceeded the second breakpoint level. The Board believed that, given the extent to which economies of scale might be realized by the advisor and its affiliates, the schedule of fees under each Investment Advisory Agreement provides a sharing of benefits with the Fund and its shareholders. With respect to the Delaware Global Value Fund, although the Fund has not reached a size at which it can take advantage of breakpoints, the Board recognized that the fee was structured so that when the Fund grows, economies of scale may be shared.

About the organization

This semiannual report is for the information of Delaware International Value Equity Fund, Delaware Emerging Markets Fund, and Delaware Global Value Fund shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware International Value Equity Fund, Delaware Emerging Markets Fund, and Delaware Global Value Fund and the Delaware Investments® Fund profiles for the most recently completed calendar quarter. These documents are available at www.delawareinvestments.com. The prospectus sets forth details about charges, expenses, investment objectives, and operating policies of the investment company. You should read the prospectus carefully before you invest. The figures in this report represent past results that are not a guarantee of future results. The return and principal value of an investment in the investment company will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Board of trustees

Patrick P. Coyne
Chairman, President, and
Chief Executive Officer
Delaware Investments Family of Funds
Philadelphia, PA

Thomas L. Bennett
Private Investor
Rosemont, PA

John A. Fry
President
Franklin & Marshall College
Lancaster, PA

Anthony D. Knerr
Founder and Managing Director
Anthony Knerr & Associates
New York, NY

Lucinda S. Landreth
Former Chief Investment Officer
Assurant, Inc.
Philadelphia, PA

Ann R. Leven
Consultant
ARL Associates
New York, NY

Thomas F. Madison
President and Chief Executive Officer
MLM Partners, Inc.
Minneapolis, MN

Janet L. Yeomans
Vice President and Treasurer
3M Corporation
St. Paul, MN

J. Richard Zecher
Founder
Investor Analytics
Scottsdale, AZ

Affiliated officers

David F. Connor
Vice President, Deputy General Counsel, and
Secretary
Delaware Investments® Family of Funds
Philadelphia, PA

Daniel V. Geatens
Vice President and Treasurer
Delaware Investments Family of Funds
Philadelphia, PA

David P. O’Connor
Senior Vice President, General Counsel,
and Chief Legal Officer
Delaware Investments Family of Funds
Philadelphia, PA

Richard Salus
Senior Vice President and
Chief Financial Officer
Delaware Investments Family of Funds
Philadelphia, PA

Contact information

Investment manager
Delaware Management Company, a series of
Delaware Management Business Trust
Philadelphia, PA

National distributor
Delaware Distributors, L.P.
Philadelphia, PA

Shareholder servicing, dividend disbursing,
and transfer agent
Delaware Service Company, Inc.
2005 Market Street
Philadelphia, PA 19103-7094

For shareholders
800 523-1918

For securities dealers and financial
institutions representatives only
800 362-7500

Web site
www.delawareinvestments.com

Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Each Fund’s Forms N-Q, as well as a description of the policies and procedures that each Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the Commission’s Web site at www.sec.gov. In addition, a description of the policies and procedures that each Fund uses to determine how to vote proxies (if any) relating to portfolio securities and each Fund’s Schedule of Investments are available without charge on each Fund’s Web site at www.delawareinvestments.com. Each Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how each Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through each Fund’s Web site at www.delawareinvestments.com; and (ii) on the Commission’s Web site at www.sec.gov.

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This page is not part of the semiannual report.

SA-034 [5/08] DG3 7/08 MF-08-06-028 PO 13043 (3236)

Item 2. Code of Ethics

     Not applicable.

Item 3. Audit Committee Financial Expert

     Not applicable.

Item 4. Principal Accountant Fees and Services

     Not applicable.

Item 5. Audit Committee of Listed Registrants

     Not applicable.

Item 6. Investments

     (a) Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

     (b) Divestment of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

     Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

     Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

     Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

     Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

     Not applicable.

Item 11. Controls and Procedures

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by the report to stockholders included herein (i.e., the registrant’s second fiscal quarter) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)	(1) Code of Ethics

Not applicable.

(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

Name of Registrant: Delaware Group Global & International Funds

PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	July 28, 2008

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	July 28, 2008

RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	July 28, 2008